UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       6/30/2008

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Schuman
Title:   Principal and Chief Compliance Officer
Phone:   614-481-6900

Signature, Place, and Date of Signing:

                                 Columbus, Ohio
[Signature]                       [City, State]                     [Date]

Report Type (Check one only):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         135
                                                ---

Form 13F Information Table Value Total:     $  238,511
                                               -------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


[Repeat as necessary.]

                                            FORM 13F INFORMATION TABLE

                          Form 13F INFORMATION TABLE

                                                          Value         SHARES/  SH  PUT/ OTHER    Investment    VOTING AUTHORITY
Name of Issuer               Title of Class  Cusip       (x1000)       PRN AMT  PRN CALL MANAGERS Discretion    SOLE  SHARED NONE

3M Company                   COM               88579Y101      255      3,669     SH               SOLE         3,669
Abbott Laboratories          COM                 2824100      534     10,072     SH               SOLE        10,072
Air Products & Chemicals Inc COM                 9158106      301      3,042     SH               SOLE         3,042
Allied Capital               COM               01903Q108      267     19,216     SH               SOLE        19,216
Allied Waste Industries      COM                19589308      134     10,655     SH               SOLE        10,655
Allstate Corporation         COM                20002101      309      6,779     SH               SOLE         6,779
Altria Group Inc             COM               02209S103      551     26,789     SH               SOLE        26,789
America Movil ADR            SPON ADR L SHS    02364W105      445      8,444     SH               SOLE         8,444
American Express             COM                25816109    1,216     32,271     SH               SOLE        32,271
Amgen Inc                    COM                31162100      270      5,719     SH               SOLE         5,719
Anadarko Petroleum Corp      COM                32511107      389      5,198     SH               SOLE         5,198
Apache Corp                  COM                37411105      427      3,072     SH               SOLE         3,072
Apple Computer Inc           COM                37833100    1,020      6,093     SH               SOLE         6,093
Arris Group Inc              COM               04269Q100       95     11,195     SH               SOLE        11,195
AT&T Inc.                    COM               00206R102    1,446     42,933     SH               SOLE        42,933
Bank of America Corp         COM                60505104    1,524     63,850     SH               SOLE        63,850
1/100 Berksire Hathaway      Common             84990175   38,399        318     SH               SOLE           318
Berkshire Hathaway Cl B      CL B                8467020   22,969      5,725     SH               SOLE         5,725
BP Plc ADR                   SPONSORED ADR      55622104      764     10,979     SH               SOLE        10,979
Bristol-Myers Squibb         COM               110122108    2,016     98,197     SH               SOLE        98,197
Bucyrus Intl Inc             COM               118759109      375      5,142     SH               SOLE         5,142
Cabot Oil & Gas              COM               127097103      399      5,898     SH               SOLE         5,898
Cardinal Health Inc          COM               14149Y108      562     10,903     SH               SOLE        10,903
Celgene Corp                 COM               151020104      394      6,163     SH               SOLE         6,163
Cemex Sa De Cv S Adr         SPON ADR NEW      151290889      444     17,976     SH               SOLE        17,976
ChevronTexaco Corp           COM               166764100    2,712     27,355     SH               SOLE        27,355
China Mobile Limited         SPONSORED ADR     16941M109      571      8,528     SH               SOLE         8,528
Cisco Systems                COM               17275R102    2,496    107,312     SH               SOLE       107,312
CIT Group Inc                COM               125581108       87     12,800     SH               SOLE        12,800
Citigroup, Inc.              COM               172967101      990     59,057     SH               SOLE        59,057
Coca-Cola Co                 COM               191216100    1,811     34,844     SH               SOLE        34,844
ConocoPhillips               COM               20825C104    1,597     16,919     SH               SOLE        16,919
Covance Inc                  COM               222816100      281      3,265     SH               SOLE         3,265
Covidien Ltd                 COM               G2552X108    1,563     32,630     SH               SOLE        32,630
CSX Corp                     COM               126408103      448      7,140     SH               SOLE         7,140
CVS Corp                     COM               126650100      466     11,774     SH               SOLE        11,774
Diageo Plc New Adr     F 1 A SPONeADR4NEW      25243Q205      559      7,570     SH               SOLE         7,570
Dow Chemical                 COM               260543103      641     18,358     SH               SOLE        18,358
Eaton Vance Cp Non Vtg       COM               278265103      203      5,105     SH               SOLE         5,105
Express Scripts              COM               302182100      223      3,550     SH               SOLE         3,550
Exxon Mobil Corporation      COM               30231G102    2,329     26,424     SH               SOLE        26,424
Fifth Third Bancorp          COM               316773100    2,353    231,110     SH               SOLE       231,110
Flir Systems Inc             COM               302445101      434     10,700     SH               SOLE        10,700
Ford Motor Co Cap 6.5% Trust PFD3TR0CV6.5%     345395206      404     14,610     SH               SOLE        14,610
Genentech, Inc.              CON NEW           368710406      761     10,023     SH               SOLE        10,023
General Dynamics Corp.       COM               369550108      677      8,046     SH               SOLE         8,046
General Electric             COM               369604103    4,889    183,164     SH               SOLE       183,164
Genuine Parts Co.            COM               372460105      531     13,370     SH               SOLE        13,370
Global Payments Inc          COM               37940X102      200      4,300     SH               SOLE         4,300
Goldman Sachs Group Inc      COM               38141G104      792      4,530     SH               SOLE         4,530
Google Inc Class A           CL A              38259P508      669      1,270     SH               SOLE         1,270
H&R Block                    COM                93671105      261     12,177     SH               SOLE        12,177
Health Care Properties Inv.  COM               40414L109      582     18,305     SH               SOLE        18,305
Health Care REIT             COM               42217K106      636     14,297     SH               SOLE        14,297
Heinz H J Co                 COM               423074103      673     14,060     SH               SOLE        14,060
Hess Corporation             COM               42809H107      417      3,301     SH               SOLE         3,301
Hewlett Packard Company      COM               428236103    2,026     45,829     SH               SOLE        45,829
Huntington Bancshares        COM               446150104      107     18,580     SH               SOLE        18,580
Int'l Bus. Machines          COM               459200101    3,008     25,381     SH               SOLE        25,381
Intel Corp                   COM               458140100    1,874     87,249     SH               SOLE        87,249
BARCLAYS BK PLC              DJAIG CMDT ETN    06738C778   12,937    180,909     SH               SOLE       180,909
iShares Morningstar Fund     SMLL GRWTH IDX    464288109      431      6,519     SH               SOLE         6,519
iShares Msci Eafe Fund       MSCI EAFE IDX     464287465      402      5,856     SH               SOLE         5,856
iShares Russell 1000 Index   RUSSELL 1000      464287622   25,802    366,194     SH               SOLE       366,194
iShares Russell 1000 Value   RUSSELL1000VAL    464287598      257      3,727     SH               SOLE         3,727
iShares Russell 2000 Index   RUSSELL 2000      464287655    1,435     20,789     SH               SOLE        20,789
iShares S&P 500 Index        S&P 500 INDEX     464287200    2,806     21,923     SH               SOLE        21,923
iShares S&P Midcap 400       S&P MIDCAP 400    464287507    1,106     13,562     SH               SOLE        13,562
iShares S&P NA Networking    S&P NA MULTIMD    464287531      205      7,190     SH               SOLE         7,190
iShares S&P Smallcap 600     S&P SMLCAP 600    464287804      710     11,803     SH               SOLE        11,803
iShares Xinhua China 25 Inde FTSEFXNHUA IDX    464287184   16,798    128,384     SH               SOLE       128,384
Itron Inc New                COM               465741106      321      3,265     SH               SOLE         3,265
Johnson & Johnson            COM               478160104      676     10,513     SH               SOLE        10,513
Joy Global Inc               COM               481165108      213      2,808     SH               SOLE         2,808
JP Morgan Chase & Co.        COM               46625H100    3,357     97,842     SH               SOLE        97,842
Kimberly-Clark               COM               494368103      541      9,047     SH               SOLE         9,047
Kraft Foods Inc              CL A              50075N104      614     21,592     SH               SOLE        21,592
Kroger Co                    COM               501044101      988     34,225     SH               SOLE        34,225
Las Vegas Sands Corp         COM               517834107      438      9,233     SH               SOLE         9,233
Lilly (Eli) & Company        COM               532457108    2,001     43,359     SH               SOLE        43,359
Lockheed Martin Corp         COM               539830109      689      6,984     SH               SOLE         6,984
Louisiana Pacific Corp       COM               546347105      107     12,575     SH               SOLE        12,575
Lowes Companies Inc          COM               548661107      308     14,845     SH               SOLE        14,845
Mastercard Inc               CL A              57636Q104    1,084      4,083     SH               SOLE         4,083
McDermott Intl Inc           COM               580037109      213      3,443     SH               SOLE         3,443
McDonald's Corp              COM               580135101    3,232     57,480     SH               SOLE        57,480
Medcohealth Solutions        COM               58405U102      427      9,057     SH               SOLE         9,057
Merck & Co                   COM               589331107    1,951     51,756     SH               SOLE        51,756
Mettler Toledo Intl Incf     COM               592688105      365      3,852     SH               SOLE         3,852
MGM Mirage                   COM               552953101      216      6,365     SH               SOLE         6,365
Microsoft Corp               COM               594918104    1,812     65,881     SH               SOLE        65,881
Mid Cap Spdr Trust Unit Ser  UNIT SER 1        595635103      289      1,943     SH               SOLE         1,943
Miller (Herman) Inc.         COM               600544100      618     24,849     SH               SOLE        24,849
Monsanto Co New Del          COM               61166W101    1,122      8,877     SH               SOLE         8,877
Motorola Inc                 COM               620076109      804    109,567     SH               SOLE       109,567
MVC Capital                  COM               553829102      439     32,084     SH               SOLE        32,084
Norfolk Southern Corp        COM               655844108      300      4,779     SH               SOLE         4,779
Nuveen Div Adv Mun Fd        COM SH BEN INT    67070R104      147     11,692     SH               SOLE        11,692
Oracle Sys Corp              COM               68389X105      251     11,958     SH               SOLE        11,958
Park National Corp           COM               700658107    1,653     30,675     SH               SOLE        30,675
PepsiCo Inc                  COM               713448108      337      5,297     SH               SOLE         5,297
Petrochina Co ADR            SPONSORED ADR     71464E100      285      2,215     SH               SOLE         2,215
Petrohawk Energy Corp        COM               716495106      372      8,043     SH               SOLE         8,043
Petroleo Brasileiro SA       SPONSORED ADR     71654V408      777     10,972     SH               SOLE        10,972
Pfizer Incorporated          COM               717081103    1,545     88,465     SH               SOLE        88,465
Pharmaceutical Product Dev   COM               717124101      254      5,915     SH               SOLE         5,915
Philip Morris International  COM               718172109      690     13,967     SH               SOLE        13,967
Potash Corp Saskatchewan     COM               73755L107      313      1,369     SH               SOLE         1,369
PPL Corporation              COM               69351T106      234      4,485     SH               SOLE         4,485
Praxair Incorporated         COM               74005P104      622      6,599     SH               SOLE         6,599
Pride Int'l Inc. Delaware    COM               74153Q102      214      4,528     SH               SOLE         4,528
Procter & Gamble             COM               742718109    8,555    140,681     SH               SOLE       140,681
Qualcomm Inc                 COM               747525103      331      7,467     SH               SOLE         7,467
Sanmina-Sci Corp             COM               800907107       30     23,340     SH               SOLE        23,340
Schlumberger Ltd             COM               806857108    1,487     13,842     SH               SOLE        13,842
Starbucks Corp               COM               855244109    1,225     77,820     SH               SOLE        77,820
Time Warner Inc.             COM               887317105    1,506    101,738     SH               SOLE       101,738
Transocean Sedco Forex F     REG SHS           H8817H100      760      4,988     SH               SOLE         4,988
Unilever N.V.                N Y SHS NEW       904784709      608     21,420     SH               SOLE        21,420
Union Pacific Corp           COM               907818108      786     10,405     SH               SOLE        10,405
US Bancorp                   COM               902973304    4,521    162,093     SH               SOLE       162,093
Verizon Communications       COM               92343V104      788     22,256     SH               SOLE        22,256
Visa, Inc.                   COM CL A          92826C839      265      3,259     SH               SOLE         3,259
Vodafone Group Plc Adr F     SPONS ADR NEW     92857W209      599     20,327     SH               SOLE        20,327
Vulcan Int'l Corp            COM               929136109      511      9,240     SH               SOLE         9,240
Wal-Mart Stores Inc          COM               931142103    1,644     29,245     SH               SOLE        29,245
Walt Disney Holding Co       COM DISNEY        254687106    1,848     59,232     SH               SOLE        59,232
Wash Mutual Inc.             COM               939322103      113     22,884     SH               SOLE        22,884
Wells Fargo & Co New         COM               949746101    1,647     69,347     SH               SOLE        69,347
Wellstar Intl Inc            COM               949902100       11    750,000     SH               SOLE       750,000
Wesbanco Inc                 COM               950810101      421     24,520     SH               SOLE        24,520
Wheelock & Co Ltd Ord        COM               Y9553V106       99     37,000     SH               SOLE        37,000
Wisdomtree Intl Mdcp Div     INTL MIDCAP DIV   97717W778    1,805     30,641     SH               SOLE        30,641
Worthington Industries       COM               981811102      612     29,848     SH               SOLE        29,848
Xto Energy Inc               COM               98385X106      205      2,990     SH               SOLE         2,990
YUM Brands Inc.              COM               988498101      648     18,455     SH               SOLE        18,455